VIA EDGAR

July 14, 2017

Ms. Valerie J. Lithotomos
Senior Counsel
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	ABS Long/Short Strategies Fund (formerly ABS Global Equity Long/Short RIC) (“Fund”)
File Nos. 811-23079/333-217517

Dear Ms. Lithotomos:

On behalf of the Fund, transmitted herewith for filing with the U.S. Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment to the Fund’s Registration Statement on Form N-2 which was filed with the Commission on April 27, 2017 (the “Registration Statement”), which amendment constitutes Post-Effective Amendment No. 1.  The Amendment has been tagged to indicate paragraphs that include changes made from the last amendment, Pre-Effective Amendment No. 1 to the Registration Statement filed on May 26, 2017.

The reason for the filing of the Registration Statement is to incorporate: (1) the Fund’s financial statements for its fiscal year ended April 30, 2017 and related annual updates; and (2) to make other minor changes to the Registration Statement.

I note that the Fund needs to update the financial statements in the Registration Statement by August 31, 2017.

We have made few changes from the amendment that you previously reviewed and declared effective on June 1, 2017.  For your convenience, we have filed as correspondence a redlined comparison showing the differences between the prior amendment and this Registration Statement.  Given the limited nature and substance of the changes, we would greatly appreciate your selective review of this Registration Statement.

July 12, 2017

Thank you for your assistance.  If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7182.

Kind regards,

Edward C. Lawrence

cc: David J. Finn, ABS Long/Short Strategies Fund